Financial instruments - Details of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Assets	$ 18,016	$ 14,162
Liabilities	26,220	22,912
Financial liabilities at amortised cost
Financial instruments
Liabilities	26,203	22,910
Financial liabilities at fair value accounted through profit or loss
Financial instruments
Liabilities	17	1
Financial liabilities at fair value accounted through other comprehensive income
Financial instruments
Liabilities		1
Financial assets at amortized cost
Financial instruments
Assets	13,673	10,903
Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	4,333	3,259
Financial assets at fair value accounted through other comprehensive income
Financial instruments
Assets	10
Trade payables
Financial instruments
Liabilities	11,584	9,131
Trade payables | Financial liabilities at amortised cost
Financial instruments
Liabilities	11,584	9,131
Loans
Financial instruments
Liabilities	12,235	11,912
Loans | Financial liabilities at amortised cost
Financial instruments
Liabilities	12,218	11,910
Loans | Financial liabilities at fair value accounted through profit or loss
Financial instruments
Liabilities	17	1
Loans | Financial liabilities at fair value accounted through other comprehensive income
Financial instruments
Liabilities		1
Salaries and social security payables
Financial instruments
Liabilities	2,310	1,794
Salaries and social security payables | Financial liabilities at amortised cost
Financial instruments
Liabilities	2,310	1,794
Other liabilities
Financial instruments
Liabilities	91	75
Other liabilities | Financial liabilities at amortised cost
Financial instruments
Liabilities	91	75
Cash and cash equivalents
Financial instruments
Assets	2,831	3,945
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Assets	1,469	2,436
Cash and cash equivalents | Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	1,362	1,509
Cash and banks | Financial assets at amortized cost
Financial instruments
Assets	1,364	934
Investments
Financial instruments
Assets	6,082	2,097
Investments | Financial assets at amortized cost
Financial instruments
Assets	3,169	349
Investments | Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	2,913	1,748
Trade receivables
Financial instruments
Assets	8,648	7,785
Trade receivables | Financial assets at amortized cost
Financial instruments
Assets	8,648	7,785
Other receivables
Financial instruments
Assets	455	335
Other receivables | Financial assets at amortized cost
Financial instruments
Assets	387	333
Other receivables | Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	58	$ 2
Other receivables | Financial assets at fair value accounted through other comprehensive income
Financial instruments
Assets	$ 10